INCOME TAX (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Income Taxes Attributed to Continuing Operations

The net taxable losses before income taxes and its provision for income taxes comprised of the following:

	For six months ended
	March 31	March 31
	2026	2025
	$	$
Current income tax expenses	748	-
Deferred income tax expenses	-	-
Total income tax expense	748	-

Schedule of Deferred Tax Assets
	As of
	March 31	September 30
	2026	2025
	$	$
Deferred tax assets:
Allowance of credit loss	885	-
Net operating loss carry-forward	-	-
Less: valuation allowance	(885)	-
Total	-	-

Schedule of Income Tax Reconciliation

Reconciliation between tax expense/(benefit) and profit before income tax at applicable tax rates:

	For six months ended
	March 31	March 31
	2026	2025
Income before taxes excluded loss entities	(549)	-
PRC statutory tax rate	25%	25%
Expected income tax (benefit)	(137)	-
Tax effect of non-deductible expenses/ other permanent differences	885	-
Income tax expense	748	-